Prepayments (Details) - USD ($)	Dec. 31, 2025	Sep. 30, 2025	Jun. 30, 2025	Dec. 31, 2024	Sep. 30, 2024
Prepayments [Line Items]
Advance payments			$ 37,534,859	$ 36,831,913
Percentage of suppliers	50.00%	50.00%
Qingchao (shenzhen) Industrial Co., Ltd., [Member]
Prepayments [Line Items]
Advance payments					$ 36,750,000